Description of Business and Basis of Presentation (Details Narrative) - USD ($)								12 Months Ended
	Jul. 18, 2025	Jun. 27, 2025	Dec. 24, 2024	Jun. 10, 2024	Apr. 15, 2024	Apr. 10, 2024	Apr. 01, 2024	Dec. 31, 2024	Dec. 31, 2023	Apr. 07, 2025	Feb. 10, 2025	Jan. 07, 2025	Sep. 30, 2024	Jul. 01, 2024	Dec. 29, 2023	Sep. 29, 2021
Common stock par value, per share				$ 0.00001				$ 0.00001	$ 0.00001
Stockholders equity, reverse stock split				1-for-5 to 1-for-50, with the exact ratio to be set within that range by the Company’s board of directors (the “Board”). As a result of the Reverse Stock Split, every 35 shares of the Company’s common stock were automatically reclassified and converted into one issued and outstanding share of common stock. No fractional shares were issued in connection with the Reverse Stock Split. Any fractional shares resulting from the Reverse Stock Split were rounded up to the nearest whole share. The par value of the Company’s common stock was not adjusted as a result of the Reverse Stock Split. All of the Company’s share numbers, per share amounts, and related stockholders’ equity (deficit) balances presented herein have been retroactively adjusted to reflect the Reverse Stock Split. In addition, the exercise prices, conversion rates and other terms of the Company’s securities that adjusted pursuant to their terms as a result of the Reverse Stock Split have been presented after giving effect to such adjustments. On June 27, 2025, the stockholders of the Company, approved an amendment to the Company’s Certificate of Incorporation, as amended, to effect a reverse stock split of the issued and outstanding shares of the Company’s common stock, par value $0.00001 per share, at a ratio ranging from 1-for-5 and 1-for-50, with the exact ratio to be set within that range by the Company’s Board. On July 18, 2025, the Board approved the reverse stock split at a ratio of 1-for-15 (the “2025 Reverse Stock Split”). On July 25, 2025, the Company filed a Certificate of Amendment to the Company’s Certificate of Incorporation, as amended, with the Secretary of State of the State of Delaware to effect the 2025 Reverse Stock Split, effective as of July 28, 2025. As a result of the 2025 Reverse Stock Split, every 15 shares of the Company’s common stock were automatically reclassified and converted into one issued and outstanding share of common stock. No fractional shares were issued in connection with the 2025 Reverse Stock Split. Any fractional shares resulting from the 2025 Reverse Stock Split were rounded up to the nearest whole share. The par value of the Company’s common stock was not adjusted as a result of the 2025 Reverse Stock Split nor did it change the total number of the Company’s authorized shares of common stock. All of the Company’s share numbers, per share amounts, and related stockholders’ equity (deficit) balances presented herein have been retroactively adjusted to reflect the 2025 Reverse Stock Split. In addition, the exercise prices, conversion rates and other terms of the Company’s securities that adjusted pursuant to their terms as a result of the 2025 Reverse Stock Split have been presented after giving effect to such adjustments.
Accumulated deficit								$ 430,334,000	$ 357,037,000				$ 408,648,000
Cash and cash equivalents on hand								1,200,000
Repayment of secured debt									$ 17,000,000
Warrants exercise price per share															$ 16,429	$ 6,037.50
Common stock, shares issued								12,993,962	492,223
BEPO Offering [Member]
Warrants to purchase shares of common stock						65,307
Warrants exercise price per share						$ 183.75
Shares issued						65,307
Gross proceeds from warrant exercise						$ 12,000,000
Second Note Amendment [Member]
Payment for debt							$ 5,000,000.0
Aggregate principal amount							$ 4,200,000
Repayment of debt					$ 5,500,000
Repayment of secured debt					$ 4,600,000
Warrants to purchase shares of common stock							41,808
Warrants exercise price per share							$ 239.22
Third Note Amendment [Member]
Securities purchase agreement, partial redemption payment														$ 10,500,000
Debt For Equity Exchange Member]
Common stock, shares issued			12,343,423
Cancellation of principal amount			$ 22,400,000
Debt instrument, accrued interest			400,000
Debt instrument, face amount			$ 5,000,000.0
Debt For Equity Exchange Member] | Arrayed Notes Acquisition Corp [Member]
Ownership, percentage			95.00%
Subsequent Event [Member]
Common stock par value, per share		$ 0.00001
Stockholders equity, reverse stock split	1-for-15	1-for-5 and 1-for-50, with the exact ratio to be set within that range by the Company’s Board. On July 18, 2025, the Board approved the reverse stock split at a ratio of 1-for-15 (the “2025 Reverse Stock Split”). On July 25, 2025, the Company filed a Certificate of Amendment to the Company’s Certificate of Incorporation, as amended, with the Secretary of State of the State of Delaware to effect the 2025 Reverse Stock Split, effective as of July 28, 2025.As a result of the 2025 Reverse Stock Split, every 15 shares of the Company’s common stock were automatically reclassified and converted into one issued and outstanding share of common stock
Subsequent Event [Member] | Senior Secured Convertible Promissory Note [Member]
Debt instrument, face amount											$ 10,000,000	$ 5,000,000
Note payable amount										$ 5,750,000	$ 5,750,000
Conversion price											$ 15.00	$ 23.40
Subsequent Event [Member] | Senior Secured Convertible Promissory Note [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Debt instrument, face amount											$ 5,000,000
Velo 3D [Member]
Exchange ratio shares								$ 0.8149